UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
 						    [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	   LVM Capital Management, Ltd.
Address:	7840 Moorsbridge Road
		       Portage, Michigan  49024

13F File Number:	28-6658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Michelle M. Larabee
Title:	Director of Operations
Phone:	616-321-8120
Signature, Place, and Date of Signing:

	Michelle M. Larabee	Portage, Michigan	July 29, 1999

Report Type (Check only one.):
[X ]		13F Holdings Report
[  ]		13F Notice.
[  ]		13F Combination Report.

 List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		73

Form 13F Information Table Value Total:		$160,010

List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
WHX SERIES B $3.75 CV          PFD              929248300      283     8800 SH       SOLE                     8800
LORD ABBETT AFFILIATED FUND CL                  544001100      205 12309.121SH       SOLE                12309.121
ABBOTT LABS                    COM              002824100      324     7140 SH       SOLE                     7140
ADOBE SYSTEMS                  COM              00724f101     5720    69625 SH       SOLE                    69625
AFLAC                          COM              001055102      206     4310 SH       SOLE                     4310
AMERICAN EXPRESS               COM              025816109      683     5245 SH       SOLE                     5245
AMERICAN HOME PRODUCTS         COM              026609107      907    15800 SH       SOLE                    15800
AMERICAN INTERNATIONAL GROUP   COM              026874107     9288    79218 SH       SOLE                    79218
AMERITECH                      COM              030954101     1335    18164 SH       SOLE                    18164
APPLIED MATERIALS              COM              038222105      292     3950 SH       SOLE                     3950
ASSOCIATES FIRST CAPITAL       COM              046008108      308     6980 SH       SOLE                     6980
AT&T                           COM              001957109     6889   123433 SH       SOLE                   123433
BANK OF AMERICA                COM              060505104      767    10456 SH       SOLE                    10456
BANK ONE                       COM              059438101      815    13689 SH       SOLE                    13689
BELL ATLANTIC                  COM              077853109      482     7368 SH       SOLE                     7368
BLYTH INDUSTRIES               COM              09643p108     8758   257600 SH       SOLE                   257600
BP AMOCO PLC ADR               COM              055622104      983     9064 SH       SOLE                     9064
BRISTOL MYERS SQUIBB           COM              110122108     3476    49342 SH       SOLE                    49342
CARDINAL HEALTH                COM              14149y108      681    10623 SH       SOLE                    10623
CASEY'S GENERAL STORES         COM              147528103     6778   451876 SH       SOLE                   451876
CHASE MANHATTAN                COM              16161A108     1306    15100 SH       SOLE                    15100
CHEMICAL FINANCIAL             COM              163731102      214     6153 SH       SOLE                     6153
CHEVRON                        COM              166751107      697     7330 SH       SOLE                     7330
CISCO SYSTEMS                  COM              17275r102      812    12600 SH       SOLE                    12600
CITIGROUP                      COM              172967101     1644    34616 SH       SOLE                    34616
COCA COLA                      COM              191216100      254     4101 SH       SOLE                     4101
CORNING                        COM              219350105     1187    16929 SH       SOLE                    16929
DAIMLERCHRYSLER                COM              d1668r123      938    10536 SH       SOLE                    10536
DENTSPLY INTERNATIONAL         COM              249030107     1718    59500 SH       SOLE                    59500
EQUITY RESIDENTIAL PROPERTIES  COM              29476l107      366     8122 SH       SOLE                     8122
EXXON                          COM              302290101     4679    60671 SH       SOLE                    60671
FANNIE MAE                     COM              313586109     5749    84240 SH       SOLE                    84240
FEDERAL HOME LOAN MORTGAGE     COM              313400301      232     4000 SH       SOLE                     4000
FIRST UNION                    COM              337358105     5238   111157 SH       SOLE                   111157
FLEETWOOD ENTERPRISES          COM              339099103      445    16825 SH       SOLE                    16825
FLOWERS INDUSTRIES             COM              343496105      589    27150 SH       SOLE                    27150
FORD                           COM              345370100      794    14069 SH       SOLE                    14069
GENERAL ELECTRIC               COM              369604103     1551    13727 SH       SOLE                    13727
GTE                            COM              362320103     6863    90900 SH       SOLE                    90900
HEALTH CARE PROPERTY INVESTORS COM              421915109      227     7850 SH       SOLE                     7850
HEWLETT PACKARD                COM              428236103      262     2610 SH       SOLE                     2610
ING GROEP ADR                  COM              456837103     3603    65515 SH       SOLE                    65515
INTEL                          COM              458140100     8697   146175 SH       SOLE                   146175
INTERNATIONAL BUSINESS MACHINE COM              459200101    10485    81123 SH       SOLE                    81123
J.P. MORGAN                    COM              616880100      604     4300 SH       SOLE                     4300
JACOBS ENGINEERING             COM              469814107     4891   128700 SH       SOLE                   128700
KIMBERLY CLARK                 COM              494368103      357     6262 SH       SOLE                     6262
LANDAUER                       COM              51476K103      593    20100 SH       SOLE                    20100
LEXMARK INTERNATIONAL          COM              529771107      242     3700 SH       SOLE                     3700
LUCENT TECHNOLOGIES            COM              549463107      247     3668 SH       SOLE                     3668
MBIA                           COM              55262C100     6739   104075 SH       SOLE                   104075
MEDTRONIC                      COM              585055106      335     4300 SH       SOLE                     4300
MELLON BANK                    COM              585509102     6900   189702 SH       SOLE                   189702
MERCK                          COM              589331107     1245    16910 SH       SOLE                    16910
MICROSOFT                      COM              594918104      837     9280 SH       SOLE                     9280
MOBIL                          COM              607059102      593     6000 SH       SOLE                     6000
NATIONWIDE HEALTH PROPERTYS    COM              638620104      238    12500 SH       SOLE                    12500
NCI BUILDING SYSTEMS           COM              628852105     4298   201065 SH       SOLE                   201065
NISOURCE                       COM              65473p105      650    25200 SH       SOLE                    25200
PEOPLESOFT                     COM              712713106     4349   252100 SH       SOLE                   252100
PEPSICO                        COM              713448108      225     5810 SH       SOLE                     5810
PFIZER                         COM              717081103      261     2396 SH       SOLE                     2396
ROYAL DUTCH PETROLEUM          COM              780257804      862    14300 SH       SOLE                    14300
SOUTHDOWN                      COM              841297104      585     9108 SH       SOLE                     9108
STMICRO- ELECTRONICS           COM              861012102      721    10400 SH       SOLE                    10400
STRYKER                        COM              863667101      596     9914 SH       SOLE                     9914
SUNSHINE MINING & REFINING     COM              867833105        5    12000 SH       SOLE                    12000
TELEFONICA SA  ADR             COM              879382208     2196    14929 SH       SOLE                    14929
UNITED TECHNOLOGIES            COM              913017109     2512    34887 SH       SOLE                    34887
UNUMPROVIDENT                  COM              91529y106     4016    73350 SH       SOLE                    73350
US RESTAURANT PROPERTYS        COM              90338E103      880    41400 SH       SOLE                    41400
WATSON PHARMACEUTICALS         COM              942683103     5550   158300 SH       SOLE                   158300
WICOR                          COM              929253102      752    26900 SH       SOLE                    26900